Federal funds purchased and assets sold under agreements to repurchase - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 1,020,529,000	$ 1,286,839,000
Trading Securities Pledged as Collateral	80,945,000	308,978,000
Pledged Assets Separately Reported Other Assets Pledged As Collateral At Fair Value	0	70,000,000
Federal Funds Sold And Securities Purchased Under Agreements To Resell Pledged As Collateral	146,000,000	189,000,000
Investment Securities Available For Sale [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 1,000,000,000	$ 1,300,000,000